Quarterly Holdings Report
for

Fidelity Freedom® Blend 2035 Fund

June 30, 2020

FBF-Y35-QTLY-0820
1.9892473.101

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,460,353	$79,974,133
Fidelity Series Commodity Strategy Fund (a)	5,273,968	20,252,035
Fidelity Series Large Cap Growth Index Fund (a)	4,324,393	54,400,870
Fidelity Series Large Cap Stock Fund (a)	3,950,648	55,585,623
Fidelity Series Large Cap Value Index Fund (a)	9,547,601	104,928,129
Fidelity Series Small Cap Opportunities Fund (a)	2,178,510	26,643,172
Fidelity Series Value Discovery Fund (a)	3,210,832	37,566,735
TOTAL DOMESTIC EQUITY FUNDS
(Cost $375,194,465)		379,350,697

International Equity Funds - 37.2%
Fidelity Series Canada Fund (a)	1,757,964	16,770,977
Fidelity Series Emerging Markets Fund (a)	1,332,504	11,392,906
Fidelity Series Emerging Markets Opportunities Fund (a)	5,368,342	102,911,108
Fidelity Series International Growth Fund (a)	2,659,693	45,587,141
Fidelity Series International Index Fund (a)	1,969,058	18,686,359
Fidelity Series International Small Cap Fund (a)	928,440	14,836,475
Fidelity Series International Value Fund (a)	5,421,541	45,595,158
Fidelity Series Overseas Fund (a)	4,400,897	45,417,261
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $298,267,976)		301,197,385

Bond Funds - 14.5%
Fidelity Series Corporate Bond Fund (a)	1,354,114	15,098,375
Fidelity Series Emerging Markets Debt Fund (a)	580,870	5,210,408
Fidelity Series Floating Rate High Income Fund (a)	130,066	1,121,172
Fidelity Series Government Bond Index Fund (a)	1,613,508	18,184,233
Fidelity Series High Income Fund (a)	646,065	5,704,751
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,544,917	16,144,381
Fidelity Series Investment Grade Bond Fund (a)	1,667,432	20,225,953
Fidelity Series Investment Grade Securitized Fund (a)	1,305,578	13,865,241
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,772,906	18,420,498
Fidelity Series Real Estate Income Fund (a)	347,825	3,359,989
TOTAL BOND FUNDS
(Cost $112,526,598)		117,335,001

Short-Term Funds - 1.4%
Fidelity Cash Central Fund 0.12% (b)	49	49
Fidelity Series Government Money Market Fund 0.25% (a)(c)	161,311	161,311
Fidelity Series Short-Term Credit Fund (a)	143,158	1,463,076
Fidelity Series Treasury Bill Index Fund (a)	955,142	9,560,968
TOTAL SHORT-TERM FUNDS
(Cost $11,155,105)		11,185,404
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $797,144,144)		809,068,487
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,455)
NET ASSETS - 100%		$809,058,032

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$53,605,125	$13,032,989	$8,516,656	$--	$432,168	$21,420,507	$79,974,133
Fidelity Series Canada Fund	12,956,167	2,444,892	651,766	--	(138,097)	2,159,781	16,770,977
Fidelity Series Commodity Strategy Fund	20,802,498	2,979,961	4,446,924	--	(750,384)	1,666,884	20,252,035
Fidelity Series Corporate Bond Fund	10,151,361	4,985,049	1,076,503	94,981	(48,052)	1,086,520	15,098,375
Fidelity Series Emerging Markets Debt Fund	4,120,323	644,794	51,561	66,175	757	496,095	5,210,408
Fidelity Series Emerging Markets Fund	6,831,507	3,037,500	101,656	--	3,767	1,621,788	11,392,906
Fidelity Series Emerging Markets Opportunities Fund	62,858,766	25,205,848	1,739,173	--	(9,315)	16,594,982	102,911,108
Fidelity Series Floating Rate High Income Fund	913,185	152,163	12,474	12,175	264	68,034	1,121,172
Fidelity Series Government Bond Index Fund	15,858,297	5,001,413	2,653,285	63,415	25,764	(47,956)	18,184,233
Fidelity Series Government Money Market Fund 0.25%	5,905,521	5,709,830	11,454,040	3,754	--	--	161,311
Fidelity Series High Income Fund	4,649,299	775,990	62,372	76,050	1,073	340,761	5,704,751
Fidelity Series Inflation-Protected Bond Index Fund	13,647,353	3,343,793	1,363,782	7,815	3,455	513,562	16,144,381
Fidelity Series International Growth Fund	38,109,618	6,464,409	6,054,012	--	101,821	6,965,305	45,587,141
Fidelity Series International Index Fund	14,782,569	2,331,670	852,837	--	(68,899)	2,493,856	18,686,359
Fidelity Series International Small Cap Fund	11,377,259	1,717,362	556,312	--	33,568	2,264,598	14,836,475
Fidelity Series International Value Fund	36,453,641	6,573,937	4,253,649	--	(308,809)	7,130,038	45,595,158
Fidelity Series Investment Grade Bond Fund	14,136,106	6,242,798	985,226	116,790	28,505	803,770	20,225,953
Fidelity Series Investment Grade Securitized Fund	10,828,640	4,484,125	1,522,528	44,561	4,423	70,581	13,865,241
Fidelity Series Large Cap Growth Index Fund	39,935,026	9,790,048	5,883,318	959,484	292,438	10,266,676	54,400,870
Fidelity Series Large Cap Stock Fund	41,481,954	8,390,745	1,713,472	--	(62,693)	7,489,089	55,585,623
Fidelity Series Large Cap Value Index Fund	77,082,200	19,783,262	2,785,336	--	(205,493)	11,053,496	104,928,129
Fidelity Series Long-Term Treasury Bond Index Fund	15,259,420	4,641,578	1,113,845	335,967	168,991	(535,646)	18,420,498
Fidelity Series Overseas Fund	36,192,417	7,827,955	5,925,744	--	(518,789)	7,841,422	45,417,261
Fidelity Series Real Estate Income Fund	2,526,561	482,146	39,111	43,492	276	390,117	3,359,989
Fidelity Series Short-Term Credit Fund	1,406,173	8,453	--	8,453	--	48,450	1,463,076
Fidelity Series Small Cap Opportunities Fund	20,553,439	3,889,441	1,951,562	--	(419,746)	4,571,600	26,643,172
Fidelity Series Treasury Bill Index Fund	16,132,168	246,544	6,765,321	59,287	(18,452)	(33,971)	9,560,968
Fidelity Series Value Discovery Fund	24,115,610	9,848,181	602,733	--	(28,696)	4,234,373	37,566,735
Total	$612,672,203	$160,036,876	$73,135,198	$1,892,399	$(1,480,155)	$110,974,712	$809,068,438

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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